ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2018
ORDINARY SHARES AND STATUTORY RESERVE
ORDINARY SHARES AND STATUTORY RESERVE

15   ORDINARY SHARES AND STATUTORY RESERVE

(a)   Treasury shares

On August 20, 2015, the board of directors of the Company authorized a share repurchase plan under which the Company may repurchase up to US$20 million of its ordinary shares over the next 12 months. The Company repurchased 926,113 ordinary shares on the open market with  a consideration of approximately RMB49,355 for the year ended December 31, 2015. For the year ended December 31, 2016, 648,867 ordinary shares were repurchased on the open market in the amount of RMB44,406.

In the second quarter of 2017, the board of directors authorized a share repurchase plan under which the Company may repurchase up to US$30 million of its shares over the next 12 months. For the year ended December 31, 2017, 1,755,666 ordinary shares were repurchased on the open market in the amount of RMB161,342.

In the second quarter of 2018, the board of directors authorized an increase to the size of the share repurchase plan from US$30 million to US$70 million and an extension of the term of the plan to June 20, 2019. For the year ended December 31, 2018, 3,768,495 ordinary shares were repurchased on the open market in the amount of RMB202,066.

(b)   Statutory reserves and restricted net assets

Under PRC rules and regulations, Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs (the “PRC Entities”) are required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. In addition, private schools (held by the PRC Entities) which require reasonable returns are required to appropriate 25% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory development fund, whereas in the case of private schools which do not require reasonable return, 25% of the annual increase of their net assets. The appropriation to these statutory reserves must be made before distribution of dividends to Tarena International can be made.

For the years ended December 31, 2016, 2017 and 2018, the PRC Entities made appropriations to the statutory reserves of RMB37,996,  RMB29,734 and RMB12,943, respectively. As of December 31, 2016, 2017 and 2018, the accumulated balance of the statutory reserves was RMB110,531,  RMB140,265 and RMB153,208, respectively.

Relevant PRC laws and regulations restrict the WFOE, VIE and VIE's subsidiary from transferring a portion of their net assets, equivalent to the balance of their paid-in-capital, additional paid-in-capital and statutory reserves to the Company in the form of loans, advances or cash dividends. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Company's VIE and VIE's subsidiary from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

The balances of restricted net assets as of December 31, 2016, 2017 and 2018 were RMB1,106,135,  RMB1,235,538 and RMB1,375,685, respectively. Under applicable PRC laws, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

(c)   Dividend

On March 7, 2016, the Company's board of directors approved to declare a cash dividend of RMB0.98 (US$0.15)   per ordinary share to shareholders as of the close of trading on April 6, 2016. The aggregate amount of cash dividends was approximately RMB54,026, which was paid in May 2016.

On February 28, 2017, the Company’s board of directors approved to declare a cash dividend of RMB1.10 (US$0.16) per ordinary share to shareholders as of the close of trading on March 27, 2017. The aggregate amount of cash dividends was approximately RMB63,087, which was paid in June 2017.

On March 6, 2018, the Company’s board of directors approved to declare a cash dividend of RMB0.76 (US$0.12) per ordinary share to shareholders as of the close of trading on April 5, 2018. The aggregate amount of cash dividends was approximately RMB42,955, which was paid in June 2018.